Other operating expenses - Additional information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Other Operating Expense [Line Items]
Contributions to the Single and Local Resolution Funds	€ 41	€ 35
Increase (decrease) in local bank taxes	7
Local bank taxes	261	255
Germany, Belgium, Poland
Disclosure Of Other Operating Expense [Line Items]
Contributions to the deposit guarantee schemes	€ 136	€ 157